Earnings Per Share - Schedule of Basic Earnings Per Share and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net income	$ 6,586	$ 5,213	$ 12,220	$ 10,846
Weighted average common shares outstanding (in shares)	7,569,241	7,529,177	7,560,960	7,524,257
Basic earnings per common shares (in dollars per share)	$ 0.87	$ 0.69	$ 1.62	$ 1.44
Net income	$ 6,586	$ 5,213	$ 12,220	$ 10,846
Plus dilutive stock options and restricted stock units (in shares)	35,722	22,720	37,255	28,335
Weighted average common shares outstanding and potentially dilutive shares (in shares)	7,604,963	7,551,897	7,598,215	7,552,592
Diluted earnings per common share (in dollars per share)	$ 0.87	$ 0.69	$ 1.61	$ 1.44